Inventories - Summary of Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Classes Of Inventories [Abstract]
Raw materials and supplies	€ 44,283	€ 8,201
Unfinished goods	19,380	2,888
Finished goods	457	633
Total	€ 64,120	€ 11,722